UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heitman Real Estate Securities LLC
Address: 191 North Wacker Drive
         Suite 2500
         Chicago, IL 60606

13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nancy B. Lynn
Title: Vice President
Phone: 312-849-4150

Signature,                               Place,             and Date of Signing:


/s/ Nancy B. Lynn                        Chicago, IL              4/27/04
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  2,275,629


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                             TITLE OF                   VALUE    SHARES/  SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER            CLASS          CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS     SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &
Management Company          Common Stock   03748R101     9,367     301,276             301,276              192,859         108,417
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Ashford Hospitality
Trust, Inc.                 Common Stock   044103109    21,997   2,158,672           2,158,672            1,476,753         681,919
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Brandywine Realty Trust     Common shares
                            of beneficial
                            interest       105368203    72,231   2,364,346           2,364,346            1,578,003         786,343
-----------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc.        Common Stock   05564E106   103,744   3,022,856           3,022,856            2,054,266         968,590
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CBL & Associates
Properties, Inc.            Common Stock   124830100    19,419     316,577             316,577              194,145         122,432
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Carramerica Realty
Corporation                 Common Stock   144418100    72,118   2,127,369           2,127,369            1,392,904         734,465
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Catellus Development
Corporation                 Common Stock   149111106    96,379   3,705,468           3,705,468            2,545,211       1,160,257
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Colonial Properties Trust   Common shares
                            of beneficial
                            interest       195872106    31,275     766,548             766,548              517,291         249,257
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Duke Realty Corporation     Common Stock   264411505     1,811      52,150              52,150               33,950          18,200
-----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties    Common shares
Trust                       of beneficial
                            interest       294741103    44,630   1,544,831           1,544,831            1,115,206         429,625
-----------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc.            Common Stock   294752100    34,251   1,782,059           1,782,059            1,200,223         581,836
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Equity Residential          Common shares
Properties Trust            of beneficial
                            interest       29380T105    77,650   2,601,327           2,601,327            1,890,185         711,142
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Extended Stay
America, Inc.               Common Stock   30224P101    51,416   2,654,398           2,654,398            1,815,916         838,482
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Glenborough Realty
Trust, Inc.                 Common Stock   37803P105    25,384   1,135,751           1,135,751              750,149         385,602
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Health Care Property
Investors, Inc.             Common Stock   421915109     1,859      65,700              65,700               25,700          40,000
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Heritage Property
Investment Trust, Inc.      Common Stock   42725M107     2,967      95,400              95,400               62,100          33,300
-----------------------------------------------------------------------------------------------------------------------------------
Home Properties of
New York, Inc.              Common Stock   437306103    42,606   1,045,544           1,045,544              673,052         372,492
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties,
Inc                         Common Stock   431284108    29,862   1,139,345           1,139,345              755,023         384,322
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.         Common Stock   44107P104   110,851   8,673,749           8,673,749            5,875,806       2,797,943
-----------------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust        Common shares
                            of beneficial
                            interest       4576J0104    10,887   1,191,117           1,191,117              832,671         358,446
-----------------------------------------------------------------------------------------------------------------------------------
Koger Equity, Inc.          Common Stock   500228101    48,674   2,073,886           2,073,886            1,369,135         704,751
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LaSalle Hotel Properties    Common shares
                            of beneficial
                            interest       517942108    42,591   1,804,709           1,804,709            1,148,222         656,487
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate
Properties Trust            Common Stock   529043101    20,703     950,103             950,103              650,247         299,856
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Mack-Cali Realty
Corporation                 Common Stock   554489104    44,321     986,875             986,875              690,483         296,392
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Maguire Properties Inc.     Common Stock   559775101    24,395     952,926             952,926              658,985         293,941
-----------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                 Common Stock   601148109    83,673   1,570,153           1,570,153            1,049,282         520,871
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.            Common Stock   638620104     2,363     106,100             106,100               40,400          65,700
-----------------------------------------------------------------------------------------------------------------------------------

                             TITLE OF                   VALUE    SHARES/  SH/  PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER            CLASS          CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS     SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc.             Common Stock   681936100     4,484     412,500             412,500              169,600         242,900
-----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail
Properties, Inc.            Common Stock   69806L104    47,064     903,341             903,341              640,507         262,834
-----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.
Inc.                        Common Stock   729251108     6,577     202,500             202,500               77,100         125,400
-----------------------------------------------------------------------------------------------------------------------------------
ProLogis                    Common shares
                            of beneficial
                            interest       743410102    94,151   2,624,780           2,624,780            1,735,731         889,049
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks,
Inc/CA                      Common Stock   69360J107    90,455   1,951,572           1,951,572            1,295,300         656,272
-----------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc         Common Stock   74460D109    65,878   1,353,853           1,353,853              927,078         426,775
-----------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson            Common shares
Properties Trust            of beneficial
                            interest       751452202    42,905   1,521,459           1,521,459            1,040,270         481,189
-----------------------------------------------------------------------------------------------------------------------------------
Reckson Associates
Realty Corp.                Common Stock   75621K106    20,140     715,701             715,701              481,638         234,063
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.       Common Stock   758849103   100,199   2,144,219           2,144,219            1,439,709         704,510
-----------------------------------------------------------------------------------------------------------------------------------
Rouse Company               Common Stock   779273101   129,123   2,409,003           2,409,003            1,617,136         791,867
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property
Group, Inc.                 Common Stock   828806109   129,706   2,219,477           2,219,477            1,514,884         704,593
-----------------------------------------------------------------------------------------------------------------------------------
Senior Housing              Common shares
Property Trust              of beneficial
                            interest       81721M109     3,202     164,200             164,200               62,500         101,700
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp        Common Stock   78440X101    63,299   1,327,017           1,327,017              880,111         446,906
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Summit Properties, Inc.     Common Stock   866239106    43,990   1,844,458           1,844,458            1,248,628         595,830
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Sun Communities, Inc        Common Stock   866674104    47,327   1,105,248           1,105,248              735,252         369,996
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet
Centers, Inc.               Common Shares  875465106    12,256     270,426             270,426              157,526         112,900
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Taubman Centers, Inc.       Common Stock   876664103    26,690   1,060,402           1,060,402              690,215         370,187
-----------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty
Trust, Inc.                 Common Stock   910197102    53,502   2,726,903           2,726,903            1,840,086         886,817
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Ventas Inc.                 Common Stock   92276F100     2,641      96,100              96,100               36,600          59,500
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust        Common shares
                            of beneficial
                            interest       929042109   136,782   2,261,610           2,261,610            1,498,973         762,637
-----------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty           Common shares
Investors                   of beneficial
                            interest       948741103    27,834     804,437             804,437              499,412         305,025
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                            Subtotal
                            Common                   2,275,629